ANNUAL REPORT


                                  May 31, 2002


                          [AMIDEX FUNDS LOGO OMITTED]



                             2621 Van Buren Avenue
                              Norristown, PA 19403
                                 1-888-876-3566

                               TABLE OF CONTENTS

                                                                         Page

President's Letter........................................................1-2

Performance Update........................................................3-5

Schedule of Investments..................................................6-11

Statements of Assets and Liabilities....................................12-15

Statements of Operations................................................16-18

Statements of Changes in Net Assets.....................................19-21

Financial Highlights....................................................22-26

Notes to the Financial Statements.......................................27-34

Independent Auditors' Report...............................................35


                                       B

July 15, 2002

Dear Shareholders of the AMIDEX[trademark] Funds,

     Enclosed is the third annual report of AMIDEX[trademark] Funds, Inc. As our partners in this journey, we would like to share with you some observations about our funds, and highlight for you some of the factors that have affected these funds over the past months.

     Our first fund, the AMIDEX35[trademark] Fund, was launched on June 8, 1999. We launched our second fund, the AMIDEX[trademark] Israel Technology Fund on February 15, 2001. The AMIDEX[trademark] Cancer Innovations & Healthcare Fund was launched on November 1, 2001. The AMIDEX35[trademark] Fund invests in the largest Israeli companies that trade on the Tel Aviv Stock Exchange or on Wall Street, while the AMIDEX[trademark] Israel Technology Fund invests exclusively in smaller capitalization Israeli technology companies traded on the NASDAQ. The Cancer Innovations & Healthcare Mutual Fund invests in an index of pharmaceutical, biotech and medical equipment companies emphasizing products and services aimed at cancer detection and treatment.

     As the attached reports demonstrate, the AMIDEX35[trademark] Fund's No Load class of shares declined 48.51% from June 1, 2001 through May 31, 2002. Obviously, we are disappointed with the performance figures of the Fund, but we still believe that the AMIDEX35[trademark] Fund remains a good choice for investment in Israeli companies and as a vehicle for long-term capital growth.

     The AMIDEX35[trademark] Fund's two most relevant benchmarks are the NASDAQ Composite Index and the TA-100 (Tel Aviv) Index. During the 12 months ending on May 31, 2002, the NASDAQ dropped by 23.18%. The TA-100 suffered as well, but not as badly as the NASDAQ, losing 9.92% during the same period of time.

     Many people have speculated that political developments in Israel have dampened the prospects for Israeli companies. It is disheartening that prospects for peace in the Middle East have been temporarily dimmed. Investors have been fed a steady diet of media sensationalism, and may not appreciate the fact that the most significant event affecting Israeli companies over the last year has been the precipitous decline of the NASDAQ, and not the increase of friction in the region.

     The Israeli economy was affected by the global economic slowdown. As one of the major technology hubs of the world, Israel's economy was affected by the decrease in demand for technology products, especially in the telecommunications, Internet applications and semi-conductors industries.

     The shares of the AMIDEX[trademark] Israel Technology Fund declined 36.70% from its February 15, 2001 inception through May 31, 2002. The NASDAQ Composite Index dropped 28.34% for the same period of time. During the 12 months ending on May 31, 2002, the Fund and the NASDAQ Composite Index dropped by 36.35% and 23.18%, respectively. Again, the Fund was heavily impacted by the decrease in the global demand for technology-based products and services.

     The shares of the AMIDEX[trademark] Cancer Innovations & Healthcare Fund declined 18.80% from its November 1, 2001 inception through May 31, 2002. The Russell 2000 Healthcare Index dropped 9.45% for the same period of time.

     As index-based funds, the AMIDEX35[trademark] Fund and the AMIDEX[trademark] Israel Technology Fund and the AMIDEX Cancer Innovations & Healthcare Fund passively track their respective stock index indices. The index investment methodology requires us to keep assets invested in all index-participating stocks, regardless of market direction. It is therefore natural that the performance of all Funds was greatly affected by the overall markets direction here and in Tel Aviv.

     Looking into the future and in spite of the overall global slowdown, we feel confident in our portfolio companies and their ability to sustain profitability in the future. We believe that eventually, technology spending will rebound, and those technology-related companies that have established themselves as market leaders will benefit. Similarly, when the overall investment climate improves, and attention is again focused on development and sales of necessary products and services, such as drugs, medical devices and new treatments for cancer, we look forward to more positive results. Investors should remain focused on the long-term, and not over-react to transient market fluctuations.

     There are now thousands of mutual funds in America. The AMIDEX Funds remain truly unique investment vehicles in an industry in which it is very hard to stand out. We appreciate your decision to select the AMIDEX[trademark] Funds, and thank you for your investment.





                                      /s/Cliff Goldstein
                                      ----------------------------------
                                      Cliff Goldstein
                                      President, AMIDEX[trademark] Funds, Inc.


     This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
COMPARISON OF A $10,000 INVESTMENT IN THE
AMIDEX35[TRADEMARK] MUTUAL FUND AND THE S&P 500 TOTAL RETURN INDEX
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]


                                                   AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
                           Commencement of Operations through 5/31/02                   One Year Ending 5/31/02
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Total Return                    (5.64)%                                        (13.85)%
-------------------------------------------------------------------------------------------------------------------------------
No-Load Class(1)                       (13.62)%                                        (48.51)%
-------------------------------------------------------------------------------------------------------------------------------
Class A(2)                   with sales charge    without sales charge        with sales charge            without sales charge
                                       (24.50)%               (22.55)%                 (50.60)%                        (48.54)%
-------------------------------------------------------------------------------------------------------------------------------
Class C(3)                      with contingent     without contingent          with contingent              without contingent
                          deferred sales charge  deferred sales charge    deferred sales charge           deferred sales charge
                                       (37.61)%               (37.29)%                 (49.39)%                        (48.86)%
-------------------------------------------------------------------------------------------------------------------------------

---------------
(1)  The AMIDEX35[trademark] Mutual Fund No-Load shares commenced on June 8,
     1999.
(2) The AMIDEX35[trademark] Mutual Fund Class A shares commenced on November 19, 1999.
(3)  The AMIDEX35[trademark] Mutual Fund Class C shares commenced on May 19,
     2000.

     Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

     The above graph depicts the performance of the AMIDEX35[trademark] Mutual Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard & Poor's Corp. is a capitalization weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

     As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund's investments and the securities comprising the index; so too with the AMIDEX35[trademark], which will not invest in certain securities comprising this index.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
COMPARISON OF A $10,000 INVESTMENT IN THE
AMIDEX[TRADEMARK] ISRAEL TECHNOLOGY FUND AND THE NASDAQ COMPOSITE INDEX
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]



                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                     Commencement of Operations
                          through 5/31/02               One Year Ending 5/31/02
--------------------------------------------------------------------------------
NASDAQ                        (28.34)%                           (23.18)%
--------------------------------------------------------------------------------
No-Load Class(1)              (36.70)%                           (36.35)%
--------------------------------------------------------------------------------

--------------
(1) The AMIDEX[trademark] Israel Technology Fund No-Load shares commenced operations on February 15, 2001.

     Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

     The above graph depicts the performance of the AMIDEX[trademark] Israel Technology Fund versus the NASDAQ Composite Index. The NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

     As with any fund, save an index fund, that commonly compares its performance to the NASDAQ Composite Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund's investments and the securities comprising the index; so too with the AMIDEX[trademark] Israel Technology Fund, which will not invest in certain securities comprising this index.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEX[TRADEMARK] CANCER
INNOVATIONS & HEALTHCARE FUND AND THE RUSSELL 2000 HEALTH CARE INDEX
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]



                                           AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------------------------------------------------------
                                              Commencement of Operations through 05/31/02
---------------------------------------------------------------------------------------------------------------
Russell 2000 Healthcare                                         (9.45)%
---------------------------------------------------------------------------------------------------------------
Class A(1)                       with sales charge     (23.25)%              without sales charge     (18.80)%
---------------------------------------------------------------------------------------------------------------
Class C(2)                with contingent deferred sales charge       without contingent deferred sales charge
                                                       (14.03)%                                       (13.17)%
---------------------------------------------------------------------------------------------------------------

-----------
(1) The AMIDEX[trademark] Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
(2) The AMIDEX[trademark] Cancer Innovations & Healthcare Fund Class C shares commenced operations on February 25, 2002.

     Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

     The above graph depicts the performance of the AMIDEX[trademark] Cancer Innovations & Healthcare Fund versus the Russell 2000 Health Care Index. The Russell 2000 Health Care Index is a capitalization-weighted index of companies involved in medical services or health care. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

     As with any fund, save an index fund, that commonly compares its performance to the Russell 2000 Health Care Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund's investments and the securities comprising the index; so too with the AMIDEX[trademark] Cancer Innovations & Healthcare Fund, which will not invest in certain securities comprising this index.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX35[TRADEMARK] MUTUAL FUND                                    ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2002

                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCK -- 99.82%

BANKING & INSURANCE -- 14.16%
Bank Hapoalim Ltd. ..................................   223,128     $  339,339
Bank Leumi Le-Israel ................................   252,916        307,919
Israel Discount Bank Cl A* ..........................   178,910         94,230
Clal Insurance Enterprise* ..........................     9,756        116,195
Migdal Insurance Holdings ...........................   185,416        172,211
United Mizrahi Bank Ltd.* ...........................    34,315         78,316
                                                                    ----------
                                                                     1,108,210
                                                                    ----------
CHEMICALS -- 3.83%
Israel Chemicals Limited ............................   214,835        208,808
Makhteshim-Agan Industries Ltd. .....................    54,987         90,678
                                                                    ----------
                                                                       299,486
                                                                    ----------
COMPUTER SOFTWARE -- 26.37%
Amdocs Ltd. ADR* ....................................    39,703        738,476
Check Point Software Technologies Ltd. ADR* .........    42,795        695,847
DSP Group, Inc. ADR* ................................     5,105         99,599
Mercury Interactive Corp. ADR* ......................    14,186        480,338
Precise Software Solutions Ltd. ADR* ................     3,900         49,452
                                                                    ----------
                                                                     2,063,712
                                                                    ----------
DIGITAL IMAGING -- 5.45%
Creo Products, Inc. ADR* ............................     9,400        110,544
Electronics for Imaging, Inc. ADR* ..................     9,828        160,589
Orbotech Ltd. ADR* ..................................     5,682        155,687
                                                                    ----------
                                                                       426,820
                                                                    ----------
DIVERSIFIED HOLDINGS -- 9.07%
Clal Industries & Investments* ......................    30,051        107,863
Discount Investment Corp.* ..........................     8,160        174,603
IDB Development Corp., Ltd.* ........................    10,229        201,589
IDB Holding Corp., Ltd.* ............................     7,190        139,795
Israel Corp., Ltd.* .................................     1,005         85,772
                                                                    ----------
                                                                       709,622
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX35[TRADEMARK] MUTUAL FUND                                    ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2002
                                                         SHARES        VALUE
                                                         ------        -----
FOOD -- 1.22%
Osem Investment Ltd. ................................    12,172     $   95,556
                                                                    ----------
MEDICAL PRODUCTS -- 0.92%
Bio-Technology General Corp. ADR* ...................     8,600         43,335
Lumenis Ltd. ADR* ...................................     5,000         28,250
                                                                    ----------
                                                                        71,585
                                                                    ----------
OFFICE AUTOMATION -- 1.33%
Indigo N.V. ADR* ....................................    16,400        104,140
                                                                    ----------
OIL COMPANIES -- 0.98%
Delek Group Ltd. ....................................     1,472         76,870
                                                                    ----------
PHARMACEUTICAL -- 20.65%
Taro Pharmaceutical Industries Ltd. ADR* ............     3,000         84,540
Teva Pharmaceutical Industries ADR ..................    22,854      1,531,904
                                                                    ----------
                                                                     1,616,444
                                                                    ----------
TELECOMMUNICATIONS -- 15.84%
Bezeq Israeli Telecommunications Corporation Ltd.* ..   431,990        416,089
Comverse Technology, Inc. ADR* ......................    32,477        384,852
ECI Telecom Ltd. ADR* ...............................    17,858         63,039
Harmonic, Inc. ADR* .................................     8,500         49,640
NDS Group Plc. ADR* .................................    10,000        118,500
Partner Communications ADR* .........................    32,800        154,160
Ulticom, Inc. ADR* ..................................     7,800         54,054
                                                                    ----------
                                                                     1,240,334
                                                                    ----------
Total Common Stock (Cost $18,926,187) ...............                7,812,779
                                                                    ----------
SHORT-TERM INVESTMENTS -- 0.31%
First American Treasury Obligations Fund
   (Cost $24,177)....................................                   24,177
                                                                    ----------

TOTAL INVESTMENTS (COST $18,950,364) -- 100.13% .....                7,836,956
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.13)% ....                   (9,924)
                                                                    ----------
NET ASSETS -- 100% ..................................               $7,827,032
                                                                    ==========

*Non-income producing security.
 ADR -- American depository receipt

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] ISRAEL TECHNOLOGY FUND                           ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2002

                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCK -- 99.22%

BIOTECHNOLOGY & MEDICAL SYSTEMS -- 4.44%
Compugen Ltd.* ......................................     8,600     $   20,382
Keryx Biopharmaceuticals, Inc.* .....................     6,100         15,982
Pharmos Corp.* ......................................    17,100         18,639
                                                                    ----------
                                                                        55,003
                                                                    ----------
COMPUTER PRODUCTS -- 17.79%
Camtek Ltd.* ........................................     7,500         12,225
Electric Fuel Corp.* ................................     8,700         10,005
Jacada Ltd.* ........................................     6,300         17,010
Medis Technologies Ltd.* ............................     6,000         54,000
M-Systems Flash Disk Pioneers Ltd.* .................     8,600         75,508
NUR Macroprinters Ltd.* .............................     3,400          4,250
Scitex Corp. Ltd.* ..................................    13,600         42,024
TTR Technologies, Inc.* .............................     6,000          5,220
                                                                    ----------
                                                                       220,242
                                                                    ----------
COMPUTER SOFTWARE -- 5.48%
Backweb Technologies* ...............................    10,200          7,752
Constellation 3D, Inc.* .............................    28,000          2,800
Data Systems & Software* ............................     1,800          6,480
Fundtech Ltd.* ......................................     4,900         19,404
Tecnomatix Technologies Ltd.* .......................     3,200         31,456
                                                                    ----------
                                                                        67,892
                                                                    ----------
DIGITAL AUDIO -- 20.51%
AudioCodes Ltd.* ....................................    13,600         46,648
Zoran Corp.* ........................................     8,550        207,338
                                                                    ----------
                                                                       253,986
                                                                    ----------
ELECTRONIC DESIGN AUTOMATION -- 8.78%
Versity Ltd.* .......................................     6,500        108,752
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] ISRAEL TECHNOLOGY FUND                           ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2002

                                                         SHARES        VALUE
                                                         ------        -----
INTERNET INFRASTRUCTURE & APPLICATIONS -- 7.56%
Optibase Ltd.* ......................................     2,600     $    7,150
RADVision Ltd.* .....................................     6,000         32,100
RADWARE Ltd.* .......................................     5,600         54,314
                                                                    ----------
                                                                        93,564
                                                                    ----------
SECURITY -- 2.22%
Magal Security Systems, Ltd.* .......................     2,600         27,508
                                                                    ----------
SEMICONDUCTORS -- 6.28%
Metalink Ltd.* ......................................     5,800         20,184
Nova Measuring Instruments Ltd.* ....................     4,600         11,822
Tower Semiconductor Ltd.* ...........................     7,100         45,724
                                                                    ----------
                                                                        77,730
                                                                    ----------
TELECOMMUNICATIONS -- 26.15%
Ceragon Networks Ltd.* ..............................     6,500         14,170
Ectel Ltd.* .........................................     5,250         69,562
Gilat Satellite Networks, Ltd.* .....................     8,000         12,720
Netro Corp.* ........................................    17,900         41,886
Nice Systems, Ltd.* .................................     4,400         57,200
Orckit Communications, Ltd.* ........................     6,600          9,768
TTI Team Telecom International Ltd.* ................     3,600         94,284
Vyyo, Inc.* .........................................     9,000          9,180
Alvarion, Ltd.* .....................................     7,700         15,015
                                                                    ----------
                                                                       323,785
                                                                    ----------

Total Common Stock (Cost $1,988,202) ................                1,228,462
                                                                    ----------
SHORT-TERM INVESTMENTS -- 0.97%
First American Treasury Obligations Fund
   (Cost $11,969)....................................                   11,969
                                                                    ----------

TOTAL INVESTMENTS (COST $2,000,171)-- 100.19% .......                1,240,431
OTHER LIABILITIES IN EXCESS OF ASSETS -- (0.19)%                        (2,285)
                                                                    ----------
NET ASSETS -- 100% ..................................               $1,238,146
                                                                    ==========

* Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] CANCER INNOVATIONS & HEALTHCARE FUND             ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2002

                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCK -- 90.31%

BIOTECHNOLOGY & THERAPEUTICS -- 36.43%
Abgenix, Inc.* ......................................       200     $    2,580
Biogen, Inc.* .......................................       500         24,940
Celgene Corp.* ......................................       200          3,600
Cell Therapeutics, Inc.* ............................       100            712
Celltech Group Plc. ADR* ............................       600         12,138
Chiron Corp.* .......................................       800         28,960
Enzon, Inc.* ........................................       100          2,817
Genentech, Inc.* ....................................     2,000         71,000
Genzyme Corp.* ......................................       900         28,827
Gilead Sciences, Inc.* ..............................       800         28,528
Human Genome Sciences, Inc.* ........................       300          5,175
ICN Pharmaceuticals, Inc. ...........................       200          5,606
Idec Pharmaceuticals Corp.* .........................       600         25,734
Ilex Oncology, Inc.* ................................       100          1,550
ImClone Systems, Inc.* ..............................       300          2,898
Immunex Corp.* ......................................     2,000         50,480
Immunomedics, Inc. ..................................       100          1,170
Medarex, Inc.* ......................................       200          2,006
Medimmune, Inc.* ....................................     1,600         52,032
Millennium Pharmaceuticals, Inc.* ...................       900         13,581
Myriad Genetics, Inc.* ..............................       100          2,229
Protein Design Labs, Inc.* ..........................       200          2,274
QLT, Inc.* ..........................................       100          1,257
SICOR, Inc.* ........................................       200          3,274
Tularik, Inc.* ......................................       100            931
Vertex Pharmaceuticals, Inc.* .......................       200          3,946
                                                                    ----------
                                                                       378,245
                                                                    ----------
MEDICAL PRODUCTS -- 6.14%
Amersham Plc. ADR ...................................       800         36,200
Beckman Coulter, Inc. ...............................       300         14,985
Cytyc Corp.* ........................................       200          3,258
Varian Medical Systems, Inc.* .......................       200          9,380
                                                                    ----------
                                                                        63,823
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] CANCER INNOVATIONS & HEALTHCARE FUND             ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2002

                                                         SHARES        VALUE
                                                         ------        -----
PHARMACEUTICALS -- 47.74%
Abbott Laboratories .................................       500     $   23,750
Amgen, Inc.* ........................................       300         14,289
AstraZeneca Plc. ADR ................................       600         26,232
Aventis SA ADR ......................................       300         20,916
Bristol-Myers Squibb Co. ............................       600         18,672
Elan Corp. Plc ADR* .................................       100            986
Eli Lilly & Co. .....................................       400         25,880
GlaxoSmithKline Plc .................................     1,200         48,900
Johnson & Johnson ...................................     1,200         73,620
Merck & Co., Inc. ...................................       900         51,390
Novartis AG ADR .....................................     1,000         42,820
Pfizer, Inc. ........................................     2,400         83,040
Pharmacia Corp. .....................................       500         21,595
Schering-Plough Corp. ...............................       600         15,870
Wyeth ...............................................       500         27,750
                                                                    ----------
                                                                       495,710
                                                                    ----------
Total Common Stock (Cost $1,147,312) ................                  937,778
                                                                    ----------
SHORT-TERM INVESTMENTS -- 10.05%
First American Treasury Obligations Fund
  (Cost $104,303)....................................                  104,303
                                                                    ----------
TOTAL INVESTMENTS (COST $1,251,615) -- 100.36% ......                1,042,081
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.36)%.....                   (3,720)
                                                                    ----------
NET ASSETS -- 100% ..................................               $1,038,361
                                                                    ==========

* Non-income producing security.
  ADR -- American Depository Receipt


    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2002

                                                             AMIDEX35[TRADEMARK]
                                                                 MUTUAL FUND
                                                                ------------
ASSETS:
  Investments, at market (identified cost: $18,950,364) .....   $  7,836,956
  Receivables:
    Dividends ...............................................          1,634
    Interest ................................................             29
    Investments sold ........................................         17,595
    Fund shares sold ........................................            600
                                                                ------------
      Total assets ..........................................      7,856,814
                                                                ------------
LIABILITIES:
  Payables:
    Investment advisory fees ................................          6,804
    Service fees ............................................          9,761
    Distribution fees .......................................          3,789
    Fund shares redeemed ....................................          8,216
    Other liabilities .......................................          1,212
                                                                ------------
      Total liabilities .....................................         29,782
                                                                ------------
NET ASSETS ..................................................   $  7,827,032
                                                                ============

NET ASSETS CONSIST OF:
  Common stock ..............................................   $        137
  Additional paid-in capital ................................     22,245,620
  Distributable earnings (Note 5) ...........................    (14,418,725)
                                                                ------------

Total Net Assets (1,365,802, shares outstanding;
  500,000,000 shares of $0.0001 par value authorized) .......   $  7,827,032
                                                                ============


    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MAY 31, 2002

                                                             AMIDEX35[TRADEMARK]
                                                                 MUTUAL FUND
                                                                ------------

NO-LOAD CLASS SHARES:
Net Assets applicable to 838,969 shares outstanding (Note 2).   $  5,359,981
                                                                ============
Net Asset Value offering and redemption price per share .....   $       6.39
                                                                ============
CLASS A SHARES:
Net Assets applicable to 404,604 shares outstanding (Note 2).   $  2,003,072
                                                                ============
Net Asset Value and redemption price per share ..............   $       4.95
                                                                ============
Offering price per share Class A ............................   $       5.16
                                                                ============
CLASS C SHARES:
Net Assets applicable to 122,229 shares outstanding (Note 2).   $    463,979
                                                                ============
Net Asset Value, offering and redemption price per share ....   $       3.80
                                                                ============

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2002

                                                              AMIDEX[TRADEMARK]
                                                                  ISRAEL
                                                              TECHNOLOGY FUND
                                                              ---------------

ASSETS:
  Investments, at market (identified cost: $2,000,171) .....     $1,240,431
  Receivables:
    Interest ...............................................             12
    Fund shares sold .......................................             50
                                                                 ----------
      Total assets .........................................      1,240,493
                                                                 ----------
LIABILITIES:
  Payables:
    Investment advisory fees ...............................          1,070
    Service fees ...........................................            736
    Distribution fees ......................................            263
    Fund shares redeemed ...................................            278
                                                                 ----------
      Total liabilities ....................................          2,347
                                                                 ----------
NET ASSETS .................................................     $1,238,146
                                                                 ==========

NET ASSETS CONSIST OF:
  Common stock .............................................     $       22
  Additional paid-in capital ...............................      2,134,006
  Distributable earnings (Note 5) ..........................       (895,882)
                                                                 ----------

Total Net Assets (222,967 shares outstanding;
  500,000,000 shares of $0.0001 par value authorized) ......     $1,238,146
                                                                 ==========

NO-LOAD CLASS SHARES:
Net Assets applicable to 222,967 shares outstanding (Note 2)     $1,238,146
                                                                 ==========
Net Asset Value, offering and redemption price per share ...     $     5.55
                                                                 ==========

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2002
                                                              AMIDEX[TRADEMARK]
                                                                  CANCER
                                                                INNOVATIONS
                                                              & HEALTHCARE FUND
                                                              -----------------
ASSETS:
  Investments, at market (identified cost: $1,251,615) .....     $1,042,081
  Cash .....................................................            276
  Receivables:
    Dividends ..............................................            794
    Interest ...............................................            161
                                                                 ----------
      Total assets .........................................      1,043,312
                                                                 ----------
LIABILITIES:
  Payables:
    Investment advisory fees ...............................            772
    Service fees ...........................................            476
    Distribution fees ......................................            256
    Fund shares redeemed ...................................          2,484
    Other liabilities ......................................            963
                                                                 ----------
      Total liabilities ....................................          4,951
                                                                 ----------
NET ASSETS .................................................     $1,038,361
                                                                 ==========

NET ASSETS CONSIST OF:
  Common stock .............................................     $       13
  Additional paid-in capital ...............................      1,247,882
  Distributable earnings (Note 5) ..........................       (209,534)
                                                                 ----------

Total Net Assets (127,855 shares outstanding;
    500,000,000 shares of $0.0001 par value authorized) ....     $1,038,361
                                                                 ==========

CLASS A SHARES:
Net Assets applicable to 125,958 shares outstanding (Note 2)     $1,022,981
                                                                 ==========
Net Asset Value and redemption price per share .............     $     8.12
                                                                 ==========
Offering price per share Class A ...........................     $     8.59
                                                                 ==========

CLASS C SHARES:
Net Assets applicable to 1,897 shares outstanding (Note 2) .     $   15,380
                                                                 ==========
Net Asset Value, offering and redemption price per share ...     $     8.11
                                                                 ==========

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                             AMIDEX35[TRADEMARK]
                                                                 MUTUAL FUND
                                                             FOR THE YEAR ENDED
                                                                MAY 31, 2002
                                                             ------------------

INVESTMENT INCOME:
  Interest .................................................    $     1,451
  Dividends (net of foreign taxes: $26,386) ................         85,398
                                                                -----------
      Total investment income ..............................         86,849
                                                                -----------

EXPENSES:
  Investment advisory fees .................................         56,911
  Service fees .............................................        165,040
  Distribution fees - No-load Class ........................         19,418
  Distribution fees - Class A ..............................          7,045
  Distribution fees - Class C ..............................          7,971
                                                                -----------
      Total expenses .......................................        256,385
                                                                -----------
  Net investment loss ......................................       (169,536)
                                                                -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss on investments .......................     (2,505,346)
    Net change in unrealized depreciation on investments....     (5,061,891)
                                                                -----------
                                                                 (7,567,237)
                                                                -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(7,736,773)
                                                                ===========

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                              AMIDEX[TRADEMARK]
                                                                  ISRAEL
                                                              TECHNOLOGY FUND
                                                             FOR THE YEAR ENDED
                                                                MAY 31, 2002
                                                             ------------------
INVESTMENT INCOME:
  Interest .................................................     $   1,679
  Dividends ................................................         1,359
                                                                 ---------
      Total investment income ..............................         3,038
                                                                 ---------

EXPENSES:
  Investment advisory fees .................................         7,471
  Service fees .............................................        10,460
  Distribution fees - No-load Class ........................         3,736
                                                                 ---------
      Total expenses .......................................        21,667
                                                                 ---------
  Net investment loss ......................................       (18,629)
                                                                 ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments .........................      (136,141)
  Net change in unrealized depreciation on investments......      (540,606)
                                                                 ---------
                                                                  (676,747)
                                                                 ---------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $(695,376)
                                                                 =========

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                              AMIDEX[TRADEMARK]
                                                             CANCER INNOVATIONS
                                                             & HEALTHCARE FUND*
                                                              COMMENCEMENT OF
                                                             OPERATIONS THROUGH
                                                               MAY 31, 2002
                                                             ------------------

INVESTMENT INCOME:
  Interest .................................................     $   1,221
  Dividends ................................................         4,194
                                                                 ---------
      Total investment income ..............................         5,415
                                                                 ---------

EXPENSES:
  Investment advisory fees .................................         2,549
  Service fees .............................................         3,116
  Distribution fees - Class A ..............................         1,406
  Distribution fees - Class C ..............................            43
                                                                 ---------
      Total expenses .......................................         7,114
                                                                 ---------
  Net investment loss ......................................        (1,699)
                                                                 ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments .........................            --
  Net change in unrealized depreciation on investments......      (209,534)
                                                                 ---------
                                                                  (209,534)
                                                                 ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $(211,233)
                                                                 =========


*The AMIDEX[trademark] Cancer Innovations & Healthcare Fund commenced operations on November 1, 2001.


    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.                                                      ANNUAL REPORT
------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                AMIDEX35[TRADEMARK] MUTUAL FUND
                                                                -------------------------------
                                                                   YEAR ENDED        YEAR ENDED
                                                                  MAY 31, 2002      MAY 31, 2001
                                                                  ------------      ------------
INCREASE IN NET ASSETS
Operations:
  Net investment loss ........................................    $  (169,536)      $  (282,948)
  Net realized loss on investments ...........................     (2,505,346)         (799,971)
  Net change in unrealized depreciation on investments .......     (5,061,891)       (6,694,661)
                                                                  -----------       -----------
Net decrease in net assets resulting from operations .........     (7,736,773)       (7,777,580)
                                                                  -----------       -----------

Distributions to shareholders from:
  Net realized gain
    No-load Class ............................................             --          (178,261)
    Class A ..................................................             --           (96,299)
    Class C ..................................................             --           (32,365)
                                                                  -----------       -----------
Total Distributions ..........................................             --          (306,925)
                                                                  -----------       -----------

Increase (decrease) in net assets from Fund share transactions
  (Note 2) ...................................................     (1,134,004)       13,117,476
                                                                  -----------       -----------

Total increase (decrease) in net assets ......................     (8,870,777)        5,032,971

NET ASSETS:
  Beginning of period ........................................     16,697,809        11,664,838
                                                                  -----------       -----------
  End of period ..............................................    $ 7,827,032       $16,697,809
                                                                  ===========       ===========


    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.                                                      ANNUAL REPORT
------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                         AMIDEX[TRADEMARK] ISRAEL TECHNOLOGY FUND
                                                         ----------------------------------------
                                                                             COMMENCEMENT OF
                                                               YEAR ENDED   OPERATIONS THROUGH
                                                              MAY 31, 2002     MAY 31, 2001*
                                                              ------------  ------------------
INCREASE IN NET ASSETS
Operations:
  Net investment loss ......................................   $  (18,629)      $   (3,392)
  Net realized loss on investments .........................     (136,141)              --
  Net change in unrealized depreciation on investments .....     (540,606)        (219,135)
                                                               ----------       ----------
Net decrease in net assets resulting from operations .......     (695,376)        (222,527)
                                                               ----------       ----------

Increase in net assets from Fund share transactions (Note 2)       58,795        2,097,254
                                                               ----------       ----------

Total increase (decrease) in net assets ....................     (636,581)       1,874,727

NET ASSETS:
  Beginning of period ......................................    1,874,727               --
                                                               ----------       ----------
  End of period ............................................   $1,238,146       $1,874,727
                                                               ==========       ==========


*The AMIDEX[trademark] Israel Technology Fund commenced operations on February
 15, 2001.


    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               AMIDEX[TRADEMARK]
                                                              CANCER INNOVATIONS
                                                              & HEALTHCARE FUND
                                                               COMMENCEMENT OF
                                                             OPERATIONS THROUGH
                                                                MAY 31, 2002*
                                                             -------------------
INCREASE IN NET ASSETS
Operations:
  Net investment loss .......................................    $   (1,699)
  Net change in unrealized depreciation on investments ......      (209,534)
                                                                 ----------
Net decrease in net assets resulting from operations ........      (211,233)
                                                                 ----------

Increase in net assets from Fund share transactions (Note 2).     1,249,594
                                                                 ----------

Total increase in net assets ................................     1,038,361

NET ASSETS:
  Beginning of period .......................................            --
                                                                 ----------
  End of period .............................................    $1,038,361
                                                                 ==========

*The AMIDEX[trademark] Cancer Innovations & Healthcare Fund commenced operations on November 1, 2001.


    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.                                                          ANNUAL REPORT
----------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD


                                                               AMIDEX35[TRADEMARK] MUTUAL FUND
                                                                        NO-LOAD CLASS
                                                          -------------------------------------------
                                                          FOR THE YEAR  FOR THE YEAR   FOR THE PERIOD
                                                              ENDED         ENDED          ENDED
                                                          MAY 31, 2002  MAY 31, 2001   MAY 31, 2000(1)
                                                          ------------  ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................     $12.41        $17.05         $10.00
                                                             ------        ------         ------

INVESTMENT OPERATIONS:
  Net investment loss ..................................      (0.14)        (0.22)         (0.23)
  Net realized and unrealized gain (loss) on
    investments ........................................      (5.88)        (4.22)          7.28
                                                             ------        ------         ------
      Total from investment operations .................      (6.02)        (4.44)          7.05
                                                             ------        ------         ------

DISTRIBUTIONS:
  From net realized capital gain .......................         --         (0.20)            --
                                                             ------        ------         ------
      Total distributions ..............................         --         (0.20)            --
                                                             ------        ------         ------

NET ASSET VALUE, END OF PERIOD .........................     $ 6.39        $12.41         $17.05
                                                             ======        ======         ======

TOTAL RETURN ...........................................     (48.51)%      (26.37)%        70.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .................     $5,360       $11,462        $10,981
  Ratio of expenses to average net assets ..............       2.20%         2.20%          2.85%(2)
  Ratio of net investment loss to average net assets....      (1.61)%       (1.36)%        (1.50)%(2)
  Portfolio turnover rate ..............................      27.70%        41.60%         18.16%


(1) The AMIDEX35[trademark] Mutual Fund No-load Class shares commenced operations on June 8, 1999.

(2) Annualized


    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.                                                          ANNUAL REPORT
----------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD


                                                               AMIDEX 35[TRADEMARK] MUTUAL FUND
                                                                          CLASS A
                                                          -------------------------------------------
                                                          FOR THE YEAR  FOR THE YEAR   FOR THE YEAR
                                                              ENDED         ENDED          ENDED
                                                          MAY 31, 2002  MAY 31, 2001   MAY 31, 2000(1)
                                                          ------------  ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................     $ 9.62        $13.33         $ 9.60
                                                             ------        ------         ------

INVESTMENT OPERATIONS:
  Net investment loss ..................................      (0.11)        (0.20)         (0.10)
  Net realized and unrealized gain (loss) on
    investments ........................................      (4.56)        (3.31)          3.83
                                                             ------        ------         ------
      Total from investment operations .................      (4.67)        (3.51)          3.73
                                                             ------        ------         ------

DISTRIBUTIONS:
  From net realized capital gain .......................         --         (0.20)            --
                                                             ------        ------         ------
    Total distributions ................................         --         (0.20)            --
                                                             ------        ------         ------

NET ASSET VALUE, END OF PERIOD .........................     $ 4.95        $ 9.62         $13.33
                                                             ======        ======         ======


TOTAL RETURN ...........................................     (48.54)%      (26.75)%        38.85%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .................     $2,003        $3,930          $645
  Ratio of expenses to average net assets ..............       2.20%         2.20%          2.70%(2)
  Ratio of net investment loss to average net assets....      (1.61)%       (1.60)%        (1.48)%(2)
  Portfolio turnover rate ..............................      27.70%        41.60%         18.16%

(1) The AMIDEX35[trademark] Mutual Fund Class A shares commenced operations on November 19, 1999.

(2) Annualized


    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.                                                          ANNUAL REPORT
----------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD


                                                               AMIDEX 35[TRADEMARK] MUTUAL FUND
                                                                          CLASS C
                                                          -------------------------------------------
                                                          FOR THE YEAR  FOR THE YEAR   FOR THE YEAR
                                                              ENDED         ENDED          ENDED
                                                          MAY 31, 2002  MAY 31, 2001   MAY 31, 2000(1)
                                                          ------------  ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................      $7.43        $10.42         $10.00
                                                              -----        ------         ------
INVESTMENT OPERATIONS:
  Net investment loss ..................................      (0.12)        (0.23)         (0.01)
  Net realized and unrealized gain (loss) on
    investments ........................................      (3.51)        (2.56)          0.43
                                                              -----        ------         ------
      Total from investment operations .................      (3.63)        (2.79)          0.42
                                                              -----        ------         ------

DISTRIBUTIONS:
  From net realized capital gain .......................         --         (0.20)            --
                                                              -----        ------         ------
    Total distributions ................................         --         (0.20)            --
                                                              -----        ------         ------

NET ASSET VALUE, END OF PERIOD .........................      $3.80        $ 7.43         $10.42
                                                              =====        ======         ======

TOTAL RETURN ...........................................     (48.86)%      (27.32)%         4.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .................       $464        $1,305            $38
  Ratio of expenses to average net assets ..............       2.95%         2.95%          2.51%(2)
  Ratio of net investment loss to average net assets....      (2.31)%       (2.39)%        (2.14)%(2)
  Portfolio turnover rate ..............................      27.70%        41.60%         18.16%

(1) The AMIDEX35[trademark] Mutual Fund Class C shares commenced operations on May 19, 2000.

(2) Annualized


    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.                                                     ANNUAL REPORT
-----------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                      AMIDEX[TRADEMARK] ISRAEL TECHNOLOGY FUND
                                                                  NO-LOAD CLASS
                                                      ----------------------------------------
                                                          FOR THE YEAR       FOR THE YEAR
                                                             ENDED              ENDED
                                                          MAY 31, 2002      MAY 31, 2001(1)
                                                          ------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .................       $ 8.72             $10.00
                                                             ------             ------

INVESTMENT OPERATIONS:
  Net investment loss ................................        (0.08)             (0.02)
  Net realized and unrealized loss on investments ....        (3.09)             (1.26)
                                                             ------             ------
      Total from investment operations ...............        (3.17)             (1.28)
                                                             ------             ------


NET ASSET VALUE, END OF PERIOD .......................       $ 5.55             $ 8.72
                                                             ======             ======


TOTAL RETURN .........................................       (36.35)%           (12.80)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ...............       $1,238             $1,875
  Ratio of expenses to average net assets ............         1.45%              1.45%
  Ratio of net investment loss to average net assets..        (1.25)%            (0.70)%
  Portfolio turnover rate ............................        77.75%              0.00%

(1) The AMIDEX Israel Technology Fund commenced operations on February 15, 2001.

(2) Annualized


    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.                                                 ANNUAL REPORT
-------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       AMIDEX[TRADEMARK] CANCER INNOVATIONS
                                                                & HEALTHCARE FUND
                                                       ------------------------------------
                                                              CLASS A            CLASS C
                                                         ---------------    ---------------
                                                          COMMENCEMENT       COMMENCEMENT
                                                          OF OPERATIONS      OF OPERATIONS
                                                             THROUGH            THROUGH
                                                         MAY 31, 2002(1)    MAY 31, 2002(2)
                                                         ---------------    ---------------

NET ASSET VALUE, BEGINNING OF PERIOD .................       $10.00             $ 9.34
                                                             ------             ------

INVESTMENT OPERATIONS:
  Net investment loss ................................        (0.02)             (0.02)
  Net realized and unrealized loss on investments ....        (1.86)             (1.21)
                                                             ------             ------
      Total from investment operations ...............        (1.88)             (1.23)
                                                             ------             ------

NET ASSET VALUE, END OF PERIOD .......................       $ 8.12             $ 8.11
                                                             ======             ======

TOTAL RETURN .........................................       (18.80)%           (13.17)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ...............       $1,023                $15
  Ratio of expenses to average net assets ............         1.24%(3)           1.98%(3)
  Ratio of net investment loss to average net assets..        (0.29)%(3)         (1.06)%(3)
  Portfolio turnover rate ............................         0.00%              0.00%

(1) The AMIDEX[trademark] Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.

(2) The AMIDEX[trademark] Cancer Innovations & Healthcare Fund Class C shares commenced operations on February 25, 2002.

(3) Annualized


    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2002

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMIDEX[trademark] Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of three portfolios, the AMIDEX35[trademark] Mutual Fund, the AMIDEX[trademark] Israel Technology Fund and the AMIDEX[trademark] Cancer Innovations & Healthcare Fund (each a "Fund" and collectively the "Funds"). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Funds are currently registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35[trademark] Fund, only No-load class in the AMIDEX[trademark] Israel Technology Fund and only Class A, Class C shares in the AMIDEX[trademark] Cancer Innovations & Healthcare Fund. The Funds' investment strategies are capital growth. The AMIDEX35[trademark] Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEX[trademark] Israel Technology Fund became effective with the SEC on December 15, 2000 and commenced operations on February 15, 2001. The AMIDEX[trademark] Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

     The costs incurred in connection with the organization, initial registration and public offering of shares were paid by TransNations Investments, LLC. Accordingly, no organization costs have been recorded by the Funds.

     On April 4, 2002, the Board of Directors of AMIDEX[trademark] Funds, Inc. accepted the resignation of TransNations Investments, LLC ("TNI") as investment adviser to the AMIDEX[trademark] Funds, Inc. The Board also accepted TNI's resignation under the Services Agreement whereby TNI undertook to pay substantially all of the operating expenses of the Fund.

     The Board appointed Equity Income Advisers, Inc. ("EIA" & the "Adviser"), to be interim investment adviser of the Funds, under the same terms and conditions as the contract with TNI, until a Meeting of Shareholders can be held to elect EIA as permanent investment adviser to the Funds. The Board also approved EIA to replace TNI under the Services Agreement with the same terms and conditions as the Services Agreement between the Funds and TNI.

     EIA is a registered investment adviser and a subsidiary company of InCap Group, Inc. EIA is a sister company of InCap Service Company, the Fund's administrator, transfer agent, and pricing and accounting agent. EIA has employed TNI's key personnel, including the Portfolio Manager, to insure there is minimal change in the day-to-day operations of the Funds.

     The Board intended to hold a Special Meeting of Shareholders prior to August 30, 2002, to approve a new Investment Advisory Agreement between the Funds and EIA, modernize the Company's Articles of Incorporation, elect directors, and other matters which may come before the meeting. However, prior to completion of proxy materials to seek the approvals, EIA informed the Board that it would terminate acting as investment adviser and would end its obligation to cover the Funds' expenses effective September 1, 2002.

     The Board is currently managing the Funds' portfolios and is currently taking action to appoint another investment adviser. The decision has been made to close the AMIDEX[trademark] Israel Technology Fund and the expense cap has been terminated. Proxy materials will be prepared and a shareholder meeting will be called in regard to these changes.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2002


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation--Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes--The AMIDEX35[trademark] Fund and the AMIDEX[trademark] Cancer Innovations and Healthcare Fund intends to qualify each year as a regulated investment company and to distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the AMIDEX35[trademark] Fund and the AMIDEX[trademark] Cancer Innovations and Healthcare Fund will not be subject to a federal excise tax, and therefore, no federal income or excise tax provision is required.

     The AMIDEX[trademark] Israel Technology Fund has not complied with the Intenal Revenue Code regarding regulated investment companies and has lost the regulated investment company status. This could create potential tax liability along with interest and penalties for the Fund and its shareholders. Management has represented that it will be responsible for any tax liability, interest and/or penalties that may be incurred.

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2002


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

g) Directors' Fees--Certain directors of the Funds were also directors of TNI. The compensation of Company directors affiliated with TNI was the responsibility of TNI. The unaffiliated directors of the Funds received $2,000 each for the period ended May 31, 2002. In early June 2002 all unaffiliated directors resigned, leaving Clifford A. Goldstein as sole director. He is an interested person.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of capital stock for the AMIDEX35[trademark] Fund for the year ended May 31, 2002 were as follows:

                                                              NO-LOAD
                                                      ----------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
          Sold ................................        98,403      $   825,943
          Redeemed ............................      (183,429)      (1,617,026)
                                                      -------      -----------
          Net Decrease.........................       (85,026)     $  (791,083)
                                                      =======      ===========


                                                              CLASS A
                                                      ----------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
          Sold ................................       130,217      $   837,283
          Redeemed ............................      (134,325)        (901,835)
                                                      -------      -----------
          Net Decrease.........................        (4,108)     $   (64,552)
                                                      =======      ===========


                                                              CLASS C
                                                      ----------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
          Sold ................................         5,344      $    27,474
          Redeemed ............................       (58,791)        (305,843)
                                                      -------      -----------
          Net Decrease.........................       (53,447)     $  (278,369)
                                                      =======      ===========



     Transactions in shares of the AMIDEX[trademark] Israel Technology Fund for the year ended May 31, 2002 were as follows:

                                                              NO-LOAD
                                                      ----------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
          Sold.................................        39,161      $   266,104
          Redeemed.............................       (31,109)        (207,309)
                                                      -------      -----------
          Net Increase.........................         8,052      $    58,795
                                                      =======      ===========

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2002

2.   CAPITAL SHARE TRANSACTIONS (CONTINUED)

     Transactions in shares of the AMIDEX[trademark] Cancer Innovations & Healthcare Fund for the period from November 1, 2001 to May 31, 2002 were as follows:

                                                              CLASS A
                                                      ----------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
          Sold.................................       141,559      $ 1,368,767
          Redeemed.............................       (15,601)        (136,934)
                                                      -------      -----------
          Net Increase.........................       125,958      $ 1,231,833
                                                      =======      ===========


                                                              CLASS C
                                                      ----------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
          Sold.................................         1,897      $    17,761
          Redeemed.............................            --               --
                                                      -------      -----------
          Net Increase.........................         1,897      $    17,761
                                                      =======      ===========


     Transactions in shares of the AMIDEX35[trademark] Fund for the year ended May 31, 2001 were as follows:

                                                              NO-LOAD
                                                      ----------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
          Sold.................................       427,022      $ 7,462,050
          Reinvested...........................        10,042          169,003
          Redeemed.............................      (157,245)      (2,423,717)
                                                      -------      -----------
          Net Increase.........................       279,819      $ 5,207,336
                                                      =======      ===========


                                                             CLASS A
                                                      ----------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
          Sold.................................       581,090      $ 8,560,223
          Reinvested...........................         4,644           60,840
          Redeemed.............................      (225,416)      (2,666,604)
                                                      -------      -----------
          Net Increase.........................       360,318      $ 5,954,659
                                                      =======      ===========


                                                              CLASS C
                                                      ----------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
          Sold.................................       189,428      $ 2,107,946
          Reinvested...........................         1,008           10,241
          Redeemed.............................       (18,450)        (162,706)
                                                      -------      -----------
          Net Increase.........................       171,986      $ 1,955,481
                                                      =======      ===========

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2002

2.   CAPITAL SHARE TRANSACTIONS (CONTINUED)

     Transactions in shares of the AMIDEX[trademark] Israel Technology Fund for the period from February 15, 2001 to May 31, 2001 were as follows:

                                                               NO-LOAD
                                                      ------------------------
          Sold.................................       217,699       $2,119,405
          Redeemed.............................        (2,784)         (22,151)
                                                      -------      -----------
          Net Increase.........................       214,915       $2,097,254
                                                      =======       ==========

3.   INVESTMENT TRANSACTIONS

     For the period ended May 31, 2002, aggregate purchases and sales of investment securities (excluding short-term investments) for each Portfolio were as follows:

                                                           PURCHASES     SALES
                                                           ---------     -----
AMIDEX35[trademark] Fund ...............................  $3,137,527  $3,201,043
AMIDEX[trademark] Israel Technology Fund ...............   1,147,322   1,113,987
AMIDEX[trademark] Cancer Innovations & Healthcare Fund..   1,147,312          --

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Funds have entered into an Advisory Agreement with Equity Income Advisers, Inc. to provide investment management services to the Funds. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% for the AMIDEX35[trademark] Fund and the AMIDEX[trademark] Israel Technology Fund and 0.45% for the AMIDEX[trademark] Cancer Innovations & Healthcare Fund as applied to the Fund's daily net assets. For the year ended May 31, 2002, the AMIDEX35[trademark] Fund incurred $56,911 of advisory fees, with $6,804 remaining payable at May 31, 2002. For the year ended May 31, 2002, the AMIDEX[trademark] Israel Technology Fund incurred $7,471 of advisory fees, with $1,070 remaining payable at May 31, 2002. For the period ended May 31, 2002, the AMIDEX[trademark] Cancer Innovations & Healthcare Fund incurred $2,549 of advisory fees with $772 remaining payable at May 31, 2002.

     The Funds have entered into an Operating Services Agreement (the "Servicing Agreement") with the Adviser to provide or arrange for day-to-day operational services to the Funds. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.45% for the AMIDEX35[trademark] Fund, 0.70% for the AMIDEX[trademark] Israel Technology Fund and 0.55% for the AMIDEX[trademark] Cancer Innovations & Healthcare Fund, applied to the Funds' daily net assets. For the year ended May 31, 2002 the AMIDEX35[trademark] Fund incurred $165,040 of Servicing Agreement fees, with $9,761 remaining payable at May 31, 2002. For the year ended May 31, 2002 the AMIDEX[trademark] Israel Technology Fund incurred $10,460 of Servicing Agreement fees, with $736 remaining payable at May 31, 2002. For the period ended May 31, 2002, the AMIDEX[trademark] Cancer Innovations & Healthcare Fund incurred $3,116 of Servicing Agreement fees, with $476 remaining payable at May 31, 2002.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2002


4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

     The effect of the Advisory Agreement and the Servicing Agreement is to place a "cap" on the Funds' normal operating expenses at 1.95%, 1.20% and 1.00% for the AMIDEX35[trademark] Fund, the AMIDEX[trademark] Israel Technology Fund and the AMIDEX[trademark] Cancer Innovations & Healthcare Fund, respectively. The only other expenses incurred by the funds are distribution fees, brokerage fees, taxes, if any, legal fees relating to litigation, and other extraordinary expenses.

     As stated in Notes 1 and 4, subsequent to year-end, the Advisory Agreement and the Servicing Agreement have been terminated effective September 1, 2002.

     The Funds and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with InCap Service Company to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

     The Funds and the Adviser have entered into a Distribution Agreement with InCap Securities, Inc. to provide distribution services to the Funds. InCap Securities, Inc. serves as underwriter/distributor of the Funds.

     The Adviser, InCap Service Co., and InCap Securities are subsidiaries of InCap Group, Inc. As of September 1, 2002, the interim service of Equity Income Advisers, Inc. as investment adviser to the Funds has expired and the AMIDEX[trademark] Board of Directors is now operating the Funds, with the assistance of former TNI personnel. Additionally, the Operating Services Agreement is no longer in effect, which will increase the expense ratios of the Funds as the Funds will be responsible for paying all Fund expenses.

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares respectively and 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plan also allows the Funds to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders. The distribution plans for the following classes of shares in the AMIDEX35[trademark] Fund Class A, the No-load class and the Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the No-load class in the AMIDEX[trademark] Israel Technology Fund took effect February 15, 2001. The distribution plan for the Class A and Class C shares in the AMIDEX[trademark] Cancer Innovations & Healthcare Fund took effect November 1, 2001 and February 25, 2002, respectively. For the year ended May 31, 2002 the AMIDEX35[trademark] Fund incurred $34,434 in 12b-1 fees. For the year ended May 31, 2002, the AMIDEX[trademark] Israel Technology Fund incurred $3,736 in 12b-1 fees. For the period ended May 31, 2002, the AMIDEX[trademark] Cancer Innovations & Healthcare Fund incurred $1,449 in 12b-1 fees.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2002

5.   TAX MATTERS

     As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:


-------------------------------------------------------------------------------------------------------------
                                                                      AMIDEX[TRADEMARK]   AMIDEX[TRADEMARK]
                                                                           ISRAEL              CANCER
                                                 AMIDEX35[TRADEMARK]     TECHNOLOGY         INNOVATIONS &
                                                        FUND                FUND           HEALTHCARE FUND
-------------------------------------------------------------------------------------------------------------
  Cost of investments for tax purposes              $ 20,490,244         $2,000,171        $1,251,615
-------------------------------------------------------------------------------------------------------------
  UNREALIZED APPRECIATION/(DEPRECIATION):
-------------------------------------------------------------------------------------------------------------
    Gross Appreciation                                   448,046             28,226            14,927
-------------------------------------------------------------------------------------------------------------
    Gross Depreciation                               (13,101,334)          (787,967)         (224,461)
-------------------------------------------------------------------------------------------------------------
  Net Unrealized Depreciation                       $(12,653,288)        $ (759,741)       $ (209,534)
                                                    ------------         ----------        ----------
 -------------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED ORDINARY INCOME:
-------------------------------------------------------------------------------------------------------------
  Net investment income                                       --                 --                --
-------------------------------------------------------------------------------------------------------------
  Undistributed Short-term Capital Gains/(Losses)       (226,043)          (134,543)               --
-------------------------------------------------------------------------------------------------------------
  Undistributed Long-term Capital Gains/(Losses)      (1,539,394)            (1,598)               --
-------------------------------------------------------------------------------------------------------------
    Distributable Earnings                          $(14,418,725)        $ (895,882)       $ (209,534)
                                                    ============         ==========        ==========
-------------------------------------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

     As of May 31, 2002 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

----------------------------------------------------------------------------------------------
                                                                      AMIDEX[TRADEMARK] CANCER
    CAPITAL LOSS         AMIDEX35[TRADEMARK]   AMIDEX[TRADEMARK]           INNOVATIONS &
    CARRYFORWARDS                FUND        ISRAEL TECHNOLOGY FUND       HEALTHCARE FUND
----------------------------------------------------------------------------------------------
  Expiring in:   2010       $(1,765,437)           $(136,141)                $    --
----------------------------------------------------------------------------------------------

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2002


6.   CONCENTRATION OF RISK

     The AMIDEX35[trademark] Fund and the AMIDEX[trademark] Israel Technology Fund invest exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

     All investments in common stock held by AMIDEX[trademark] Israel Technology Fund and a large portion of investments held by AMIDEX35[trademark] Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEX[trademark] Cancer Innovations & Healthcare are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.


7.   SUBSEQUENT EVENTS -- CHANGE IN ADVISER

     As of September 1, 2002, the interim service of Equity Income Advisers, Inc. as investment adviser to the Funds has expired and the AMIDEX[trademark] Board of Directors is now operating the Funds, with the assistance of former TNI personnel. Additionally, the Operating Services Agreement is no longer in effect, which will increase the expense ratios of the Funds as the Funds will be responsible for paying all Fund expenses.


8.   SUBSEQUENT EVENTS -- FUND CLOSURE

     Because of difficulty in garnering adequate assets in the AMIDEX[trademark] Israel Technology Fund the Board of Directors has decided to close the Fund. As of November 5, 2002 the portfolio positions had been sold and the NAV is fixed at $3.89 per share.

AMIDEX[TRADEMARK] FUNDS, INC.                                      ANNUAL REPORT
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT


To the Board of Directors and
Shareholders of AMIDEX[trademark] Funds, Inc.

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMIDEX[trademark] Funds, Inc. (the "Funds") comprising the AMIDEX35[trademark] Mutual Fund, AMIDEX[trademark] Israel Technology Fund and AMIDEX[trademark] Cancer Innovations & Healthcare Mutual Fund as of May 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Funds' custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the AMIDEX[trademark] Funds, Inc. as of May 31, 2002, the results of their operations, the changes in their net assets and the financial highlights for the respective periods presented in conformity with accounting principles generally accepted in the United States of America.




/s/Deloitte & Touche LLP
------------------------

New York, New York
July 26, 2002
(September 1, 2002 as to Note 7)
(November 5, 2002 as to Note 8)

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


                              FOR MORE INFORMATION



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